Offerings - Offering: 1	Jan. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	5,654,990
Proposed Maximum Offering Price per Unit	23.65
Maximum Aggregate Offering Price	$ 133,740,513.5
Fee Rate	0.01531%
Amount of Registration Fee	$ 20,475.68
Offering Note
(1)
Represents shares offered by the selling stockholders identified in this prospectus supplement. Includes an indeterminate number of additional shares of common stock that, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), may be issued to prevent dilution from stock splits, stock dividends or similar transactions that could affect the shares to be offered by the selling stockholders.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the common stock on the Nasdaq Global Select Market on January 22, 2025.

(3)
Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant filed the Registration Statement on Form
S-3ASR
(File
No. 333-275419)
(the “Current Registration Statement”), which was filed and became automatically effective on November 9, 2023. The Current Registration Statement initially included $455,950,066.00 of unsold shares of common stock, par value $0.0001 per share (the “Unsold Securities”) that had previously been registered under the Registrant’s Registration Statement on Form
S-3
(File
No. 333-251865),
which was declared effective on January 14, 2021 (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6), the Registrant carried forward to the Current Registration Statement the Unsold Securities that were previously registered under the Prior Registration Statement, and the filing fees of approximately $54,870.15 previously paid in connection with the Unsold Securities continued to be applied to the Unsold Securities that were carried forward to the Current Registration Statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement was deemed terminated as of November 9, 2023. Of the $54,870.15 in unused filing fees from the Prior Registration Statement, $22,140.00 were used under the Current Registration Statement in connection with the offering of $150,000,000.00 of shares of the Registrant’s common stock that may be sold in
“at-the-market”
offerings, as defined in Rule 415, pursuant to a sales agreement prospectus dated November 9, 2023. As such, pursuant to Rule 457(p) under the Securities Act, a registration fee credit of $32,730.15 is available as of the date of this prospectus supplement. Of such fee credit, $20,475.68 is being used to offset the registration fee in connection herewith.